RISK AND CAPITAL MANAGEMENT: FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial assets [Table Text Block]
Assets	Level 1	Level 2	Level 3	Total
Investments	$3,148	$1,258	$259	$4,665
Warrants	-	829	-	829
Strategic Investments	33	4,580	-	4,613
Total	$3,181	$6,667	$259	$10,107

Disclosure of detailed information about currency risk [Table Text Block]
Accounts	US dollars
Cash and cash equivalents	$50,947
Restricted cash	1,387
Trade receivables	372
Accounts payable and accrued liabilities	(598)
Advances from joint venture partners	(1,771)
Net exposure	$50,337
Canadian dollar equivalent	$65,518